Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

17.         Revenue

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Upfront payments	€22,360	€8,635	€20,137
Milestone payments	28,085	11,440	9,677
Research and development service fees	19,338	1,407	6,601
	€69,783	€21,482	€36,415

For the years ended December 31, 2019 and 2018, the majority of the revenue was generated under the agreements with Janssen and AbbVie, each as described below. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development fees.

For the year ended December 31, 2019, €27.3 million related to the collaboration and license agreement with AbbVie was recognized in revenue on the basis of costs incurred for this program. Revenue recognized consisted of (i) €0.8 million related to the upfront payment received, (ii) €0.4 million related to development milestone payments received in previous years and (iii) €26.1 million related to a milestone achieved in 2019. The outstanding balance of deferred revenue amounts to €1.4 million of which €1.2 million is recognized as deferred revenue — current and €0.2 million as deferred revenue — non-current.

For the year ended December 31, 2019, €21.6 million related to the collaboration and license agreement with Janssen was recognized in revenue on the basis of costs incurred for this program. Revenue recognized consisted of (i) €18.3 million related to the upfront payment received, (ii) €1.7 million related to the revenue recognition of deferred income triggered by the accounting treatment of the share subscription agreement at the time of signing of the agreement in December 2018 and (iii) €1.6 million related to a milestone achieved in 2019. The outstanding balance of deferred revenue amounts to €289.0 million of which €71.1 million is recognized as deferred revenue — current and €217.9 million as deferred revenue — non-current.

In total, the Company recognized €1.2 million of revenue that was included in the deferred revenue balance at the beginning of the year. As of December 31, 2019, the unsatisfied performance obligations resulting from out-licensing agreements amounted to €290.4 million (compared to €2.2 million as of December 31, 2018). Management expects that 25% of the transaction price allocated to the unsatisfied performance obligations will be recognized as revenue during the next reporting period. The remaining 75% will be recognized in financial years 2021 until 2027. The amount disclosed above does not include variable consideration which is constrained.

Research and development service fees increased by €17.9 million to €19.3 million for the year ended December 31, 2019 due to the research and development service fees recognized under the Janssen collaboration and license agreement.

Below are summaries of the key collaborations.

AbbVie

In April 2016, the Company entered into a collaboration agreement with AbbVie S.À.R.L. (AbbVie) to develop and commercialize ARGX-115 (ABBV-151). Under the terms of the collaboration agreement, the Company was responsible for conducting and funding all ARGX‑115 (ABBV-151) research and development activities up to completion of IND enabling studies.

The Company granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX‑115 (ABBV-151) program to develop and commercialize products. The Company received an upfront, nonrefundable, non-creditable payment of $40 million (€35.1 million as of the date the payment was received) from AbbVie for the exclusive option to license ARGX‑115 (ABBV-151). The Company achieved two preclinical milestones, each of which triggered a $10.0 million payment (€8.9 million based on the exchange rate in effect as of the date the first milestone payment was received, and €8.7 million based on the exchange rate in effect as of the date the second milestone payment was received).

In August 2018, AbbVie exercised its option and has assumed certain development obligations, being solely responsible for all research, development and regulatory costs relating to ARGX-115 based products. In March 2019, the Company achieved the first development milestone upon initiation of a first-in-human clinical trial, triggering a $30.0 million payment. Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive development, regulatory and commercial milestone payments in aggregate amounts of up to $110 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid‑single digits to the lower teens, subject to customary reductions.

The Company has the right, on a product‑by‑product basis to co‑promote ARGX‑115 (ABBV-151) based products in the European Economic Area and Switzerland and to combine the product with the Company’s own future immuno‑oncology programs. The co‑promotion effort would be governed by a co‑promotion agreement negotiated in good faith by the parties. AbbVie will fund further GARP‑related research by the Company for an initial period of two years. AbbVie will have the right to license additional therapeutic programs emerging from this research, for which the Company could receive associated milestone and royalty payments.

With regard to its collaboration with AbbVie, the Company concluded as follows:

•

There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.

•

The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, that being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price as from the moment the achievement of the related milestone event is highly probable (usually at the time of achievement of the milestone event). Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues, as its programs with AbbVie is still in the development phase.

•

The transaction price has been allocated to the single performance obligation, and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because the transfer of the license is considered to be combined with the performance of research and development activities. Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

•	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs (percentage of completion method).
•

Cost reimbursements received could be recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

Janssen

In December 2018, the Company entered into a collaboration agreement with Cilag GmbH International, an affiliate of Janssen, to jointly develop and commercialize cusatuzumab. The Company has granted Janssen a license to the cusatuzumab program to develop, manufacture and commercialize products. For the U.S., the granted commercialization license is co-exclusive with argenx, while outside the U.S., the granted license is exclusive. Janssen and argenx will assume certain development obligations, and will be jointly responsible for all research, development and regulatory costs relating to the products. argenx will be eligible to receive potentially up to $1.3 billion in development, regulatory and sales milestones, in addition to tiered royalties, ranging from the low double digits to the high teens. Janssen will be responsible for commercialization worldwide. argenx retains the option to participate in commercialization efforts in the US, where the companies have agreed to share royalties on a 50/50 basis, and outside the U.S., Janssen will pay sales royalties ranging from the low double digits to the high teens to argenx.

Under the terms of the agreement, Janssen committed to an upfront payment of $500 million consisting of a license payment of $300 million and a $200 million equity investment in the Company by subscribing to 1,766,899 new shares at a price of €100.02 per share, including an issuance premium. The agreement became effective in January 2019 following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act. In December 2019, the Company achieved the first development milestone, triggering a $25.0 million payment.

With regard to this collaboration with Janssen, the Company concluded as follows:

•

There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract. Moreover, the Company concluded that the share premium that Janssen paid above the closing price on the day of entering into the investment agreement (being December 2, 2018) was paid because of the existing obligations to deliver development services under the terms of the collaboration agreement, and is therefore to be allocated to the single performance obligation.

•

The transaction price of this agreement is currently composed of a fixed part, that being an upfront license fee and the share premium, and a variable part, that being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price as from the moment the achievement of the related milestone event is highly probable (usually at the time of achievement of the milestone event). Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues, as its program with Janssen are still in the development phase.

•

The transaction price has been allocated to the single performance obligation, and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because the transfer of the license is considered to be combined with the performance of research and development activities. Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

•	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs (percentage of completion method).
•

Cost reimbursements received are recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.